Loan Servicing	12 Months Ended
Mar. 31, 2012
Loan Servicing [Abstract]
Loan Servicing [Text Block]

Note 6:     Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balance of mortgage loans serviced for others was $98,699,000 and $77,388,000 at March 31, 2012 and 2011, respectively.

Custodial escrow balances maintained in connection with the foregoing loan servicing, and included in demand deposits, were approximately $1,656,000 and $823,000 at March 31, 2012 and 2011, respectively.

The aggregate fair value of capitalized mortgage servicing rights at March 31, 2012 and 2011 totaled $685,000 and $591,000, respectively, and are included in “other assets” on the consolidated balance sheets. Comparable market values and a valuation model that calculates the present value of future cash flows were used to estimate fair value. For purposes of measuring impairment, risk characteristics, including type of loan and origination date, were used to stratify the originated mortgage servicing rights.

	2012	2011
	(In thousands)

Mortgage servicing rights
Balance, beginning of year	$621	$468
Servicing rights capitalized	415	397
Amortization of servicing rights	(250)	(244)
Balance, end of year	786	621

Valuation allowances
Balance, beginning of year	30	46
Additions	71	—
Reduction due to payoff of loans	—	(16)

Balance, end of year	101	30

Mortgage servicing assets, net	$685	$591

During the fiscal year ended March 31, 2012, a valuation allowance of $101,000 was necessary to adjust the aggregate cost basis of the mortgage servicing right asset to fair market value. The valuation allowance was adjusted during the year ended March 31, 2012 due to payments received on the related loans, as well as changes in the estimated market value on the mortgage servicing right asset.

For purposes of measuring impairment, risk characteristics (including product type, investor type, and interest rates) were used to stratify the originated mortgage servicing rights.